Segment Information - Schedule of Segment Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subscription Licensing And Smart Music Learning Business [Member] | Operating Segments [Member]
Segment revenue:
Sales to external Customers		¥ 60,818	¥ 103,595	¥ 84,209
Segment results:
The Group		(40,282)	(25,397)	(561,740)
Loss before Tax		(40,282)	(25,397)	(561,740)
Other segment information
Depreciation of property, plant and equipment		16	1,938	14,723
Depreciation of right-of-use assets		1,139	2,198	2,935
Amortisation of prepayment, non-current		10,298	5,540	18,626
Impairment losses on financial assets, net		7,169	4,882	82,978
Impairment losses on investments in associates and joint ventures		2,370	20,525
Impairment of Inventories				7,840
Impairment of property, plant and equipment				34,858
Impairment of Intangible assets		35		427,314
Impairment of Goodwill		764		1,610
Segment assets		206,981	219,314
Reconciliation:
Segment liabilities		131,319	122,299
Other segment information
Capital expenditure	[1]	32,389	4,945
Music events and performances business [Member] | Operating Segments [Member]
Segment revenue:
Sales to external Customers		8,103	3,342	30,906
Segment results:
The Group		(4,107)	(2,229)	(56,525)
Loss before Tax		(4,107)	(2,229)	(56,525)
Other segment information
Depreciation of property, plant and equipment			28	243
Depreciation of right-of-use assets				498
Amortisation of prepayment, non-current			110
Impairment losses on financial assets, net		1		16,656
Impairment of Inventories
Impairment of property, plant and equipment
Impairment of Intangible assets
Impairment of Goodwill				235,615
Segment assets		11,230	14,693
Reconciliation:
Segment liabilities		15,382	15,286
Other segment information
Capital expenditure	[1]
Reportable segments [member]
Segment revenue:
Sales to external Customers		68,921	106,937	115,115
Segment results:
The Group		(44,389)	(27,626)	(618,265)
Loss before Tax		(67,085)	(65,799)	(890,439)
Other segment information
Depreciation of property, plant and equipment		16	1,966	14,966
Depreciation of right-of-use assets		1,139	2,198	3,433
Amortisation of prepayment, non-current		10,298	5,650	18,626
Impairment losses on financial assets, net		7,170	4,882	99,634
Impairment losses on investments in associates and joint ventures		2,370	20,525
Impairment of Inventories				7,840
Impairment of property, plant and equipment				34,858
Impairment of Intangible assets		35		427,314
Impairment of Goodwill		764		237,225
Segment assets		218,211	234,007
Reconciliation:
Corporate and other unallocated assets		43,088	14,496
Assets		261,299	248,503
Segment liabilities		146,701	137,585
Reconciliation:
Corporate and other unallocated liabilities		75,170	87,361
Liabilities		221,871	224,946
Other segment information
Capital expenditure	[1]	32,389	4,945
Reconciliation:
Finance income		2,433	9	34
Foreign exchange differences, net				1,023
Change in fair value of equity investment at fair value through profit or loss				(1,000)
Other unallocated gains
Corporate and other unallocated expenses		(17,732)	(31,155)	(267,618)
Non-lease related finance costs		(7,397)	(7,027)	(4,613)
Reportable segments [member] | Operating Segments [Member]
Segment results:
Loss before Tax		¥ (44,389)	¥ (27,626)	¥ (618,265)

[1]	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.